Loan (Details) - Schedule of loan - CHF (SFr)	Dec. 31, 2020	Dec. 31, 2019
Loan (Details) - Schedule of loan [Line Items]
Total	SFr 523,920
Loan guaranteed by Swiss government (COVID-19) [Member]
Loan (Details) - Schedule of loan [Line Items]
Total	50,000
Convertible Loan Agreement [Member]
Loan (Details) - Schedule of loan [Line Items]
Total	SFr 473,920